Non-controlling Interests (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Non-controlling Interests [Abstract]
Changes in Non-Controlling Interest
The following table details the changes in non-controlling interest for the three and six months ended June 30, 2020 and 2019 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Non-controlling interest, beginning of period	$5,298	$2,378	$4,514	$2,621
Net income (loss)	2,806	(253)	3,590	220
Distributions	(1,000)	(268)	(1,000)	(984)
Non-controlling interest, end of period	$7,104	$1,857	$7,104	$1,857

The following table details the changes in non-controlling interest for the years ended December 31, 2019, 2018, and 2017 (in thousands):

	2019	2018	2017
Non-controlling interest, beginning of period	$2,621	$913	$2,229
Net income	4,264	3,377	2,335
Distributions	(2,371)	(1,669)	(3,651)
Non-controlling interest, end of period	$4,514	$2,621	$913